Subsequent events (Details)			1 Months Ended		12 Months Ended
	Mar. 03, 2022 shares	Apr. 15, 2019 shares	Feb. 28, 2022 USD ($) item	Jan. 31, 2022 USD ($) item	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Subsequent events
Deposits to institutional cooperators, net					¥ 1,500,406,750	$ 235,446,560	¥ 907,923,380
Restricted stock units
Subsequent events
Granted (in shares) | shares					26,657,998
Restricted stock units | Directors
Subsequent events
Granted (in shares) | shares		150,000
Subsequent Event
Subsequent events
Number of funds | item			2	2
Subsequent Event | Restricted stock units
Subsequent events
Vesting term	3 years
Subsequent Event | Restricted stock units | Directors
Subsequent events
Granted (in shares) | shares	810,000
Subsequent Event | Dragonfly Ventures II, L.P.
Subsequent events
Deposits to institutional cooperators, net				$ 10,000,000
Capital contribution by owner				$ 2,500,000
Subsequent Event | IOSG FUND II, L.P.,
Subsequent events
Deposits to institutional cooperators, net			$ 3,000,000
Capital contribution by owner			$ 3,000,000